Average Annual Total Returns - PGIM Short Duration Multi-Sector Bond Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Bloomberg US Government/Credit 1-3 Year Index One Year	Bloomberg US Government/Credit 1-3 Year Index Five Years	Bloomberg US Government/Credit 1-3 Year Index Ten Years	Bloomberg US Government/Credit 1-3 Year Index SinceInception
Total	1.35%	3.01%		2.32%	Dec. 23, 2013	1.78%	2.66%		1.85%	Dec. 23, 2013	3.96%	3.82%		2.96%	Dec. 23, 2013	2.70%	2.42%		1.55%	Dec. 23, 2013	2.32%	2.32%		1.63%	Dec. 23, 2013	4.03%	3.82%		2.96%	Dec. 23, 2013	3.33%	2.21%		1.78%	[1]

[1]	Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.